Non-controlling Interest In Subsidiaries (Narrative) (Details) - Grand Bahama Power Company Limited [Member] - Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares [Member]	12 Months Ended
Dec. 31, 2017 $ / shares
Noncontrolling Interest [Line Items]
Preferred Stock, Redemption Price Per Share	$ 1,000
Preferred Stock Per Cent Per Annum Fixed Cumulative Preferential Dividend 2013 to 2016	7.25%
Preferred Stock Per Cent Per Annum Fixed Cumulative Preferential Dividend, 2017 to 2019	8.50%
Preferred Stock Per Cent Per Annum Fixed Cumulative Preferential Dividend, 2020 and Thereafter	10.00%